Earnings Per Share ("EPS") (Potential Dilutive Securities) (Details) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Earnings per share [line items]
Potential dilutive securities (in shares)	16,113,200	15,977,000
Share options
Earnings per share [line items]
Potential dilutive securities (in shares)	513,200	377,000.0
Potential shares from CVR conversion
Earnings per share [line items]
Potential dilutive securities (in shares)	15,600,000	15,600,000
CVRs
Earnings per share [line items]
Number of shares outstanding	313,900,000	313,900,000